TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund (the “Funds”)

SUPPLEMENT NO. 4

dated January 17, 2020, to the Statutory Prospectus dated May 1, 2019

Effective January 17, 2020, the portfolio management teams of the Funds have changed.

For the TIAA-CREF Life International Equity Fund, Chris Semenuk is no longer a portfolio manager of the Fund and John Tribolet and Gregory Mancini are now members of the Fund’s portfolio management team. Accordingly, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Manager” in the section entitled “Portfolio management” on page 22 of the Statutory Prospectus:

Portfolio Managers. The following persons manage the Fund on a day-to-day basis:

Name:	John Tribolet	Gregory Mancini
Title:	Managing Director	Managing Director
Experience on Fund:	since 2020	since 2020

For the TIAA-CREF Life Large-Cap Value Fund, Richard Cutler is no longer a portfolio manager of the Fund. Charles Carr will continue to serve as portfolio manager of the TIAA-CREF Life Large-Cap Value Fund. Accordingly, effective immediately, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 28 of the Statutory Prospectus:

Portfolio Manager. The following person manages the Fund on a day-to-day basis:

Name:	Charles Carr, CFA
Title:	Managing Director
Experience on Fund:	since 2018

Effective immediately, as a result of the portfolio management team changes described above, the following hereby replaces in their entirety the entries for the Funds in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 105 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
INTERNATIONAL EQUITY FUND
John Tribolet
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2005 to Present (portfolio management of global and international equity portfolios)	2005	1992	2020

Gregory Mancini
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2016 to Present (research and portfolio management of an international portfolio); Merrill Lynch, London–2015 to 2016 (equities); Dabroes Management–2008 to 2015 (partner, founding member, European hedge fund)	2016	1996	2020
LARGE-CAP VALUE FUND
Charles Carr, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA–2014 to Present (portfolio management of domestic large-cap value portfolios); Estekene Capital–2009 to 2013 (managing member, value-oriented hedge funds)	2014	1993	2018

A40743 (1/20)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 6

dated January 17, 2020, to the Statement of Additional Information (“SAI”) dated May 1, 2019

Effective January 17, 2020, the portfolio management teams of the TIAA-CREF Life International Equity Fund and TIAA-CREF Life Large-Cap Value Fund have changed.

Accordingly, effective immediately, the following hereby replaces in its entirety the entry for the TIAA-CREF Life International Equity Fund in the first chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 45 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
	Registered	Other pooled		Registered	Other pooled		Dollar range of
	investment	investment	Other	investment	investment	Other	equity securities
Name of portfolio manager	companies	vehicles	accounts	companies	vehicles	accounts	owned in Fund
International Equity Fund
John Tribolet*	1	0	0	$20,188	$0	$0	$0
Gregory Mancini*	0	0	0	$0	$0	$0	$0

*	This information is as of October 31, 2019.

Also effective immediately, all references to Richard Cutler are hereby removed from the TIAA-CREF Life Large-Cap Value Fund’s portfolio management team disclosure in the SAI.

A40744 (1/20)